Trade receivables, reseller financing and other receivables - sale of subsidiaries (Detail) R$ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 BRL (R$) Installments	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)
Summary of trade receivables [line items]
Total sale of investments		R$ 924,364		R$ 1,096,565
Current		924,364		184,754
Non-current		R$ 0		911,811
Borrowings, interest rate basis		CDI rate + 0.5% p.a.
Oxiteno S. A. Industria e Comercio [member]
Summary of trade receivables [line items]
Receivables from sale of investments	[1]	R$ 726,195		782,655
Adjustment to present value - sale of investments	[2]	R$ (10,318)		(55,598)
Discount rate		6.1741%
Oxiteno S. A. Industria e Comercio [member] | Discontinued operations [member] | Indorama Ventures PLC
Summary of trade receivables [line items]
Final payment to be received in disposal group transaction | $			$ 150
Extrafarma [member]
Summary of trade receivables [line items]
Receivables from sale of investments	[3]	R$ 208,487		R$ 369,508
Number of installments in disposal group transaction | Installments		2

[1]	Refers to the final installment of the sale of Oxiteno, in the amount of USD 150 million, received in April 2024. In May 2022 Ultrapar made an onerous assignment, without right of recourse and co-obligation, of the receivable from the sale of Oxiteno to Ultrapar International.
[2]	The consideration for the sale of Oxiteno was recognized at present value using a discount rate of 6.1741%. The amount as of December 31, 2023, includes present value realization and exchange variation of transaction closing date until December 31, 2023.
[3]	Refers to part of the payment of the Extrafarma sale transaction, in two installments of equal value, being the first settled in August 2023, and the second maturing in August 2024, monetarily adjusted by the CDI rate + 0.5% p.a. In December 2022, the subsidiary IPP made an onerous assignment, without right of recourse and co-obligation, of the receivable from the sale of Extrafarma to parent Ultrapar.